Subsequent Event RELATED PARTY LOAN (Tables)	12 Months Ended
Dec. 31, 2014
Subsequent Event [Line Items]
Related Party Transactions Disclosure [Text Block]
RELATED PARTY LOAN
On February 5, 2015, in connection with the partial extinguishment of the 7.875% Notes and the Convertible Notes as described above, CBII entered into a related party loan with its shareholder, Cavendish US Corporation. As of February 17, 2015, the related party loan totaled $239 million represented by Tranche A for $44 million, Tranche B for $44 million and Tranche C for $151 million. All three Tranches of the related party loan are unsecured and payable in full, plus accrued and unpaid interest, on May 6, 2020. This related party bears interest payable quarterly at LIBOR plus 100 basis points, or 1.25% at current rates, for the first two years and thereafter at LIBOR plus 500 basis points, or 5.25% at current rates. Under the terms of the agreement, net cash proceeds from certain asset sales may be required to repay balances under the loan.